UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Burlingame Asset Management, LLC

Address:   One Market Street, Spear Street Tower, Suite 3750
           San Francisco, California 94105


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Blair E. Sanford
Title:  Managing Member
Phone:  (415) 490-2590

Signature,  Place,  and  Date  of  Signing:

/s/ Blair E. Sanford               San Francisco, California          2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      102,135
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BANCORP INC DEL              COM              05969A105    2,892   400,000 SH       SOLE                  400,000      0    0
CAPITOL FED FINL INC         COM              14057J101    3,462   300,000 SH       SOLE                  300,000      0    0
CHENIERE ENERGY PARTNERS LP  COM UNIT         16411Q101       11     8,718 SH  PUT  SOLE                    8,718      0    0
CONTINENTAL RESOURCES INC    COM              212015101        3       690 SH  PUT  SOLE                      690      0    0
DIREXION SHS ETF TR          DLY TECH BULL 3X 25459W102        2       471 SH  CALL SOLE                      471      0    0
FIRST CONN BANCORP INC MD    COM              319850103    3,253   250,000 SH       SOLE                  250,000      0    0
FUTUREFUEL CORPORATION       COM              36116M106   14,826 1,193,736 SH       SOLE                1,193,736      0    0
GAP INC DEL                  COM              364760108    2,727   147,000 SH       SOLE                  147,000      0    0
GYRODYNE CO AMER INC         COM              403820103    2,805    27,500 SH       SOLE                   27,500      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103    1,630   220,900 SH       SOLE                  220,900      0    0
INTEL CORP                   COM              458140100    5,335       220 SH       SOLE                      220      0    0
MARRIOTT VACATIONS WRLDWDE   COM              57164Y107    5,496   320,300 SH       SOLE                  320,300      0    0
MECHEL OAO                   SPONSORED ADR    583840103    1,926   550,292 SH       SOLE                  550,292      0    0
MECHEL OAO                   SPON ADR PFD     583840509      996   166,000 SH       SOLE                  166,000      0    0
PAIN THERAPEUTICS INC        COM              69562K100   16,695 4,393,466 SH       SOLE                4,393,466      0    0
QIHOO 360 TECHNOLOGY CO LTD  ADS              74734M109        7       552 SH  PUT  SOLE                      552      0    0
RANGE RES CORP               COM              75281A109        3     1,285 SH  CALL SOLE                    1,285      0    0
SPDR INDEX SHS FDS           INTL UTILT ETF   78463X632    4,901   297,000 SH       SOLE                  297,000      0    0
TFS FINL CORP                COM              87240R107    3,002   335,000 SH       SOLE                  335,000      0    0
UNITED STATES NATL GAS FUND  UNIT NEW         912318102    9,426 1,459,087 SH       SOLE                1,459,087      0    0
UNITEK GLOBAL SVCS INC       COM PAR $.00002  91324T302      414    91,500 SH       SOLE                   91,500      0    0
Wal-Mart Stores Inc          COM              931142103    7,530   126,000 SH       SOLE                  126,000      0    0
WALTER INVT MGMT CORP        COM              93317W102    4,526   220,696 SH       SOLE                  220,696      0    0
XFONE INC                    COM              98414Y109    2,811 7,921,436 SH       SOLE                7,921,436      0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100    7,456   215,000 SH       SOLE                  215,000      0    0